Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued expenses and other current liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Accrued expenses and other current liabilities [Abstract]
Compensation and benefits related	$ 559	$ 291	$ 233
Professional services and other	1,326	103	81
Accrued interest	9
Accrued expenses	$ 1,894	$ 394	$ 314